Right-of-Use Assets and Lease Liabilities - Schedule of Respect of the Lease Liability (Details) - Land and Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Respect of the Lease Liability [Line Items]
Beginning balance	$ 228	$ 869
Changes during the year:
Lease payments	(260)	(435)
Interest expense	17	67
Lease modification		(10)
CPI and revaluation differences	15	67
Decrease from sale of subsidiary		(263)
Ending balance		228
Current lease liability		228
Non-current lease liability